Document And Entity Information	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Emerging Growth Company	true
Entity File Number	000-56363
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	77 City Centre Drive Suite 501
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5B 1M5
City Area Code	717
Local Phone Number	610-4165
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	N/A
Trading Symbol	TSNDF
Security Exchange Name	NONE